Summary of Significant Accounting Policies Narrative (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Pawn loans term	30 days
Advertising expense	$ 2,244	$ 2,007	$ 1,717
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment useful life (years)	15 years
Minimum
Property, Plant and Equipment [Line Items]
Consumer loans term	7 days
Extensions of credit made by the Independent Lender to credit services customers terms	7 days
Minimum | Equipment
Property, Plant and Equipment [Line Items]
Property and equipment useful life (years)	3 years
Maximum
Property, Plant and Equipment [Line Items]
Consumer loans term	365 days
Extensions of credit made by the Independent Lender to credit services customers terms	180 days
Maximum | Equipment
Property, Plant and Equipment [Line Items]
Property and equipment useful life (years)	5 years